Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Computed “expected” income tax benefit			$ 799,540	$ (832,569)
Change in valuation allowance				832,569
Stock-based compensation and services			46,912
Non-deductible expenses-Section 280E			71,741
NOL utilization			(641,193)
Provision for income taxes			$ 277,000